INVENTORIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5- INVENTORIES

The following table summarizes the components of the Group’s inventories as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Real estate inventories
Real estate properties held for sale	¥2,913,518	¥7,550,027
Real estate properties in progress	9,044,706	5,756,105
Subtotal	11,958,224	13,306,132
Housing equipment and material	148,590	138,830
Others	71,831	73,498
Inventories, net	¥12,178,645	¥13,518,460

As of September 30, 2024 and March 31, 2024, capitalized interest was ¥169,432 thousand and ¥180,419 thousand, respectively.

NOTE 5- INVENTORIES

The following table summarizes the components of the Group’s inventories as of the dates presented:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Real estate inventories
Real estate properties held for sale	¥7,550,027	¥6,314,213
Real estate properties in progress	5,756,105	3,976,215
Subtotal	13,306,132	10,290,428
Housing equipment and material	138,830	127,237
Others	73,498	81,154
Inventories, net	¥13,518,460	¥10,498,819

As of March 31, 2024 and 2023, capitalized interest was ¥180,419 thousand and ¥103,800 thousand, respectively.